Related Party and Party-In-Interest Transactions (Details) - 401(k) Savings Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party and Party-In-Interest Transactions
Net realized and unrealized gain on investments	$ 27,045,505	$ 25,112,449
Caleres, Inc | Caleres, Inc. common stock
Related Party and Party-In-Interest Transactions
Number of shares held	805,147	856,584
Net realized and unrealized gain on investments	$ 9,274,294	$ 5,140,822
Common stock dividends	$ 237,897	$ 267,145